LVIP Delaware Bond Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.26%
Fannie Mae Connecticut Avenue Securities
•Series 2017-C04 2M2 3.31% (LIBOR01M + 2.85%) 11/25/29	2,016,095	$ 2,051,227
•Series 2018-C03 1M2 2.61% (LIBOR01M + 2.15%) 10/25/30	3,466,084	3,472,568
Series 2022-R02 Class 2M2 3.10% 1/25/42	4,565,000	4,457,027
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	60,403	63,678
Freddie Mac STACR REMIC Trust
•Series 2019-HQA4 M2 2.51% (LIBOR01M + 2.05%) 11/25/49	643,720	643,432
•Series 2020-DNA2 M2 2.31% (LIBOR01M + 1.85%) 2/25/50	1,919,807	1,916,065
•Series 2020-HQA2 M2 3.56% (LIBOR01M + 3.10%) 3/25/50	2,160,152	2,168,348
•Series 2021-DNA1 M2 1.90% (SOFR30A + 1.80%) 1/25/51	37,000,000	36,307,649
•Series 2021-DNA3 M2 2.20% (SOFR30A + 2.10%) 10/25/33	12,900,000	12,627,931
•Series 2021-DNA5 M2 1.75% (SOFR30A + 1.65%) 1/25/34	17,210,703	16,948,231
•Series 2021-HQA1 2.35% (SOFR30A + 2.25%) 8/25/33	37,000,000	35,557,951
•Series 2021-HQA2 M2 2.15% (SOFR30A + 2.05%) 12/25/33	25,500,000	24,082,682
Series 2022-DNA1 Class M2 2.60% 1/25/42	11,550,000	10,799,482
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-HQA2 M2AS 1.51% (LIBOR01M + 1.05%) 12/25/29	2,158,864	2,165,053
Series 2018-HQA1 M2 2.76% (LIBOR01M + 2.30%) 9/25/30	3,848,037	3,849,913
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	212,813	228,317
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,097,837
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-163 ZK 3.50% 11/20/47	888,462	$ 902,766
Total Agency Collateralized Mortgage Obligations (Cost $164,281,412)		159,340,157
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	2,990,000	3,012,433
Total Agency Commercial Mortgage-Backed Security (Cost $2,949,782)		3,012,433
AGENCY MORTGAGE-BACKED SECURITIES–21.72%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	8,212,545	7,984,876
2.50% 8/1/35	1,943,920	1,924,116
Fannie Mae S.F. 20 yr
2.00% 1/1/41	7,081,628	6,647,063
2.00% 3/1/41	17,117,496	16,065,217
2.00% 5/1/41	7,685,484	7,213,140
2.50% 10/1/41	6,125,517	5,933,428
3.00% 12/1/37	11,901,213	11,864,698
3.00% 1/1/38	14,692,460	14,636,613
Fannie Mae S.F. 30 yr
2.00% 11/1/50	20,459,713	19,057,289
2.00% 12/1/50	18,912,643	17,614,195
2.00% 1/1/51	24,586,166	22,898,903
2.00% 2/1/51	23,419,332	21,802,208
2.00% 3/1/51	31,683,062	29,489,055
2.00% 5/1/51	8,356,967	7,774,947
2.00% 6/1/51	1,776,649	1,655,199
2.00% 8/1/51	8,476,923	7,880,556
2.00% 1/1/52	22,646,398	21,089,782
2.50% 9/1/50	28,428,751	27,249,302
2.50% 10/1/50	7,843,179	7,501,899
2.50% 11/1/50	58,142,334	55,585,465
2.50% 5/1/51	6,663,054	6,365,846
2.50% 6/1/51	9,398,796	9,021,340
2.50% 7/1/51	48,216,179	46,067,666
2.50% 8/1/51	45,810,817	43,857,502
2.50% 9/1/51	2,783,724	2,659,555
2.50% 11/1/51	6,049,792	5,780,584
2.50% 2/1/52	27,537,279	26,314,505
3.00% 6/1/45	596,642	593,142
3.00% 4/1/46	2,608,239	2,596,257
3.00% 8/1/46	1,592,717	1,583,371
3.00% 4/1/47	24,656	24,498
3.00% 10/1/47	63,653	61,779
3.00% 12/1/47	3,029,082	3,003,477
3.00% 2/1/48	27,577,962	27,406,451
3.00% 3/1/48	20,957,410	20,785,108
3.00% 11/1/48	3,814,164	3,787,540
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 11/1/49	1,689,295	$ 1,666,750
3.00% 12/1/49	23,200,128	22,800,549
3.00% 2/1/50	1,342,893	1,293,177
3.00% 7/1/50	9,977,515	9,802,693
3.00% 5/1/51	3,262,078	3,213,183
3.00% 7/1/51	11,183,261	10,984,020
3.00% 12/1/51	11,458,345	11,220,994
3.00% 2/1/57	68,071	67,272
3.50% 12/1/47	2,477,353	2,498,809
3.50% 1/1/48	10,228,674	10,345,391
3.50% 2/1/48	17,716,751	17,953,454
3.50% 7/1/48	2,098,332	2,124,046
3.50% 11/1/48	8,892,264	8,993,758
3.50% 1/1/50	8,490,814	8,534,451
3.50% 3/1/50	3,839,931	3,877,274
3.50% 8/1/50	40,769,784	41,199,756
3.50% 9/1/50	8,132,674	8,279,857
3.50% 6/1/51	19,653,434	19,707,679
3.50% 1/1/52	5,251,616	5,288,725
3.50% 3/1/52	29,601,447	29,835,760
3.50% 4/1/52	4,463,000	4,491,792
4.00% 6/1/48	15,921,590	16,431,668
4.00% 10/1/48	14,538,094	15,159,941
4.00% 1/1/50	4,451,119	4,679,998
4.50% 6/1/40	907,111	965,146
4.50% 7/1/40	1,175,799	1,197,782
4.50% 8/1/41	2,984,273	3,176,024
4.50% 4/1/44	624,161	664,941
4.50% 2/1/46	36,929,790	39,143,539
4.50% 5/1/46	4,755,399	5,056,343
4.50% 4/1/48	26,694,657	28,382,947
4.50% 12/1/48	4,540,412	4,703,826
4.50% 1/1/49	17,428,323	18,286,357
4.50% 2/1/49	3,220,417	3,386,798
4.50% 5/1/49	305,627	318,568
4.50% 9/1/49	4,504,928	4,724,025
4.50% 1/1/50	39,600,309	41,983,655
5.00% 7/1/47	5,937,022	6,420,172
5.00% 6/1/48	28,372	30,080
5.50% 5/1/44	68,552,751	75,059,127
6.00% 6/1/41	6,780,920	7,545,762
6.00% 7/1/41	24,277,250	27,103,536
6.00% 1/1/42	5,107,059	5,700,365
Fannie Mae S.F. 30 yr TBA
3.00% 4/15/52	71,282,000	69,722,706
3.50% 4/15/52	56,923,000	57,020,836
Freddie Mac S.F. 15 yr
2.00% 12/1/35	26,361,809	25,631,006
2.50% 7/15/45	2,508,903	2,398,418
3.00% 5/25/43	228,169	221,740
3.50% 5/25/47	2,889,853	2,897,688
4.50% 2/1/44	12,637,828	13,436,764
Freddie Mac S.F. 20 yr
2.00% 3/1/41	19,074,706	17,900,303
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr (continued)
2.00% 4/1/41	17,432,097	$ 16,358,809
3.00% 5/1/40	911,000	903,639
3.00% 4/1/42	7,285,000	7,230,946
Freddie Mac S.F. 30 yr
2.00% 11/1/50	4,234,836	3,943,742
2.00% 12/1/50	7,394,549	6,887,012
2.00% 9/1/51	19,963,766	18,556,196
2.50% 7/1/50	8,757,088	8,394,779
2.50% 10/1/50	17,372,111	16,648,466
2.50% 11/1/50	13,901,970	13,290,483
2.50% 2/1/51	9,267,610	8,883,271
2.50% 3/1/51	3,866,909	3,702,056
3.00% 8/1/48	5,397,281	5,329,563
3.00% 12/1/49	3,634,459	3,572,697
3.00% 1/1/50	3,722,946	3,664,725
3.00% 12/1/50	2,240,390	2,206,001
3.00% 8/1/51	9,391,617	9,215,226
3.00% 2/1/52	11,331,070	11,093,693
3.50% 2/1/47	13,358,035	13,623,450
3.50% 11/1/48	23,992,778	24,336,669
3.50% 2/1/52	13,239,456	13,282,446
4.00% 10/1/47	9,511,576	9,762,892
4.00% 4/1/52	3,006,000	3,072,199
4.50% 3/1/42	1,876,595	1,998,339
4.50% 12/1/48	21,754,047	22,733,910
4.50% 3/1/49	3,037,719	3,166,725
4.50% 4/1/49	7,261,867	7,634,094
4.50% 8/1/49	9,552,441	10,080,506
5.00% 10/1/48	4,265,875	4,510,615
5.50% 9/1/41	11,619,754	12,772,318
6.00% 5/1/39	140,350	155,295
GNMA I S.F. 30 yr 3.00% 3/15/50	2,244,974	2,219,496
GNMA II S.F. 30 yr
3.00% 8/15/45	4,199,640	4,178,233
3.00% 8/20/50	4,972,586	5,011,125
3.00% 12/20/51	17,757,428	17,579,080
5.50% 5/20/37	374,154	417,214
Total Agency Mortgage-Backed Securities (Cost $1,602,784,885)		1,531,721,933
CORPORATE BONDS–36.72%
Aerospace & Defense–0.62%
Boeing Co.
3.25% 2/1/28	7,380,000	7,109,104
3.75% 2/1/50	16,990,000	15,128,508
Lockheed Martin Corp. 1.85% 6/15/30	3,000,000	2,720,929
Teledyne Technologies, Inc.
2.25% 4/1/28	10,470,000	9,712,478
2.75% 4/1/31	9,665,000	8,955,816
		43,626,835

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.18%
BAT Capital Corp. 2.26% 3/25/28	8,915,000	$ 7,999,179
BAT International Finance PLC 1.67% 3/25/26	5,350,000	4,909,203
		12,908,382
Airlines–0.63%
Delta Air Lines, Inc. 7.00% 5/1/25	16,537,000	17,713,030
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	7,105,000	7,406,962
Southwest Airlines Co.
5.13% 6/15/27	12,047,000	12,878,671
5.25% 5/4/25	1,635,000	1,716,980
♦United Airlines Pass Through Trust
3.75% 9/3/26	3,507,835	3,422,940
4.00% 4/11/26	1,487,412	1,492,813
		44,631,396
Auto Manufacturers–0.92%
Daimler Trucks Finance North America LLC 2.38% 12/14/28	3,295,000	2,999,756
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,920,000	1,822,497
2.90% 2/16/28	4,180,000	3,777,675
2.90% 2/10/29	3,140,000	2,796,861
General Motors Co.
5.40% 10/2/23	3,300,000	3,414,439
6.13% 10/1/25	3,300,000	3,542,621
6.60% 4/1/36	9,537,000	11,075,293
General Motors Financial Co., Inc.
3.10% 1/12/32	1,450,000	1,303,282
4.35% 4/9/25	16,530,000	16,811,715
5.25% 3/1/26	12,791,000	13,397,343
μ5.70% 9/30/30	3,820,000	4,002,214
		64,943,696
Auto Parts & Equipment–0.35%
Aptiv PLC
3.10% 12/1/51	21,208,000	16,860,024
3.25% 3/1/32	4,709,000	4,463,181
Nemak SAB de CV 3.63% 6/28/31	4,140,000	3,612,812
		24,936,017
Banks–8.23%
Banco de Credito e Inversiones SA 2.88% 10/14/31	4,605,000	4,250,691
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	$ 5,643,201
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,567,859
μBank Hapoalim BM 3.26% 1/21/32	4,635,000	4,264,200
μBank of America Corp.
2.48% 9/21/36	60,110,000	51,680,890
2.55% 2/4/28	15,540,000	14,848,203
2.97% 2/4/33	3,290,000	3,082,706
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	21,642,240
Barclays PLC
μ2.67% 3/10/32	5,920,000	5,308,336
μ3.81% 3/10/42	14,250,000	12,743,348
5.20% 5/12/26	13,710,000	14,255,110
μCitigroup, Inc.
3.06% 1/25/33	3,945,000	3,685,946
3.07% 2/24/28	4,230,000	4,119,845
4.00% 12/10/25	2,430,000	2,332,800
Credit Agricole SA 2.81% 1/11/41	22,232,000	18,364,205
μCredit Suisse Group AG
2.59% 9/11/25	10,630,000	10,268,682
3.87% 1/12/29	3,985,000	3,888,702
4.19% 4/1/31	8,155,000	8,044,989
4.50% 9/3/30	4,585,000	3,971,756
5.25% 2/11/27	4,425,000	4,093,125
7.25% 9/12/25	4,160,000	4,206,800
μDeutsche Bank AG
3.55% 9/18/31	8,885,000	8,378,407
3.73% 1/14/32	12,485,000	11,135,969
3.74% 1/7/33	12,319,000	10,887,536
μGoldman Sachs Group, Inc.
1.54% 9/10/27	23,356,000	21,345,725
3.10% 2/24/33	1,680,000	1,583,547
3.62% 3/15/28	10,315,000	10,300,557
μJPMorgan Chase & Co.
1.47% 9/22/27	2,375,000	2,188,718
2.55% 11/8/32	13,155,000	12,020,329
2.96% 1/25/33	8,160,000	7,692,867
4.02% 12/5/24	22,130,000	22,484,269
4.60% 2/1/25	6,300,000	6,071,625
Morgan Stanley
μ2.48% 1/21/28	21,885,000	20,863,466
μ2.48% 9/16/36	26,658,000	22,855,076
5.00% 11/24/25	8,756,000	9,229,877
μNBK SPC Ltd. 1.63% 9/15/27	7,985,000	7,294,457
PNC Bank NA
2.70% 11/1/22	4,720,000	4,745,757
3.88% 4/10/25	6,913,000	7,046,235
4.05% 7/26/28	7,075,000	7,265,445
μState Street Corp. 2.20% 2/7/28	5,955,000	5,706,258

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group
1.80% 10/28/26	3,950,000	$ 3,670,211
1.80% 2/2/31	4,000,000	3,444,197
μ4.00% 5/15/26	12,215,000	11,298,875
Truist Bank
μ2.64% 9/17/29	21,981,000	21,618,641
3.00% 2/2/23	3,790,000	3,815,263
3.30% 5/15/26	7,220,000	7,273,780
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	12,470,488
4.95% 9/1/25	7,095,000	7,265,280
U.S. Bancorp
1.45% 5/12/25	7,585,000	7,250,326
μ2.22% 1/27/28	3,520,000	3,362,110
μ2.49% 11/3/36	4,690,000	4,205,537
μ2.68% 1/27/33	3,675,000	3,493,741
3.38% 2/5/24	10,550,000	10,695,063
3.60% 9/11/24	11,522,000	11,711,062
μ3.70% 1/15/27	4,605,000	4,167,525
3.95% 11/17/25	6,220,000	6,426,859
U.S. Bank NA 3.40% 7/24/23	4,810,000	4,874,317
UBS AG 7.63% 8/17/22	12,000,000	12,179,119
UBS Group AG
μ1.36% 1/30/27	2,185,000	2,007,353
3.18% 2/11/43	3,275,000	2,909,991
4.13% 9/24/25	6,980,000	7,110,332
μWells Fargo & Co.
3.53% 3/24/28	2,745,000	2,739,487
3.90% 3/15/26	16,445,000	15,763,355
		580,112,666
Beverages–0.54%
Anheuser-Busch InBev Worldwide, Inc.
4.50% 6/1/50	18,705,000	19,985,212
4.70% 2/1/36	12,072,000	12,947,408
Cia Cervecerias Unidas S.A. 3.35% 1/19/32	5,545,000	5,269,913
		38,202,533
Biotechnology–0.61%
Amgen, Inc. 2.80% 8/15/41	23,590,000	20,253,305
Gilead Sciences, Inc. 4.15% 3/1/47	10,230,000	10,518,909
Regeneron Pharmaceuticals, Inc.
1.75% 9/15/30	4,315,000	3,744,454
2.80% 9/15/50	7,089,000	5,664,374
Royalty Pharma PLC 1.75% 9/2/27	3,445,000	3,126,583
		43,307,625
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.15%
GCC SAB de CV 3.61% 4/20/32	8,065,000	$ 7,480,288
Standard Industries, Inc. 3.38% 1/15/31	3,120,000	2,730,000
		10,210,288
Chemicals–0.99%
International Flavors & Fragrances, Inc. 3.27% 11/15/40	6,865,000	6,120,063
LYB International Finance III LLC 3.38% 10/1/40	10,171,000	9,104,561
Nutrien Ltd. 2.95% 5/13/30	15,380,000	14,834,728
OCP SA
4.50% 10/22/25	10,150,000	10,147,706
5.13% 6/23/51	4,285,000	3,556,550
Westlake Corp. 3.13% 8/15/51	31,770,000	26,114,612
		69,878,220
Commercial Services–0.84%
Ashtead Capital, Inc.
1.50% 8/12/26	16,555,000	15,024,199
2.45% 8/12/31	2,960,000	2,604,670
Global Payments, Inc.
2.15% 1/15/27	3,665,000	3,439,879
2.65% 2/15/25	11,181,000	10,940,304
2.90% 11/15/31	19,535,000	17,797,693
Hutama Karya Persero PT 3.75% 5/11/30	9,070,000	9,087,947
		58,894,692
Diversified Financial Services–2.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,613,409
3.00% 10/29/28	9,725,000	8,968,270
3.40% 10/29/33	26,536,000	23,784,018
3.65% 7/21/27	3,701,000	3,585,970
4.50% 9/15/23	2,295,000	2,312,255
4.63% 10/15/27	3,855,000	3,930,208
6.50% 7/15/25	3,035,000	3,213,868
Air Lease Corp.
2.88% 1/15/26	22,595,000	21,808,095
2.88% 1/15/32	11,795,000	10,560,492
3.00% 2/1/30	9,220,000	8,492,100
3.38% 7/1/25	3,290,000	3,242,580
μ4.13% 12/15/26	3,560,000	3,026,000
μAlly Financial, Inc. 4.70% 5/15/26	7,410,000	6,975,107
μCharles Schwab Corp. 5.38% 6/1/25	14,935,000	15,383,050
DAE Sukuk Difc Ltd. 3.75% 2/15/26	4,468,000	4,350,715

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group LLC
2.63% 10/15/31	5,925,000	$ 5,341,625
6.45% 6/8/27	1,766,000	1,992,774
6.50% 1/20/43	5,130,000	6,145,920
Nuveen Finance LLC 4.13% 11/1/24	22,109,000	22,523,805
		162,250,261
Electric–3.19%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	7,000,000	6,319,936
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,602,014
4.15% 5/1/49	1,530,000	1,504,242
Alfa Desarrollo SpA 4.55% 9/27/51	4,183,691	3,629,352
Appalachian Power Co. 3.70% 5/1/50	2,410,000	2,246,248
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,748,090
Cleveland Electric Illuminating Co. 5.50% 8/15/24	3,017,000	3,179,456
Comision Federal de Electricidad 4.75% 2/23/27	3,093,000	3,162,592
μDuke Energy Corp. 4.88% 9/16/24	10,460,000	10,571,190
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	9,680,542
3.25% 10/1/49	4,095,000	3,637,985
Enel Finance International NV
1.88% 7/12/28	3,695,000	3,330,266
2.25% 7/12/31	3,435,000	3,042,017
2.88% 7/12/41	11,800,000	9,724,170
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	11,193,782
Entergy Louisiana LLC 4.00% 3/15/33	435,000	450,948
Entergy Mississippi LLC 3.85% 6/1/49	975,000	967,030
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	3,350,101
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	5,581,960
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	10,254,967
Eversource Energy 2.90% 3/1/27	4,465,000	4,375,179
Fells Point Funding Trust 3.05% 1/31/27	12,135,000	11,632,713
Infraestructura Energetica Nova SAB de CV 3.75% 1/14/28	7,096,000	6,998,501
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	$ 2,614,204
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	5,535,000	4,725,406
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	7,687,326
5.05% 10/1/48	6,185,000	6,920,620
Pacific Gas & Electric Co.
2.10% 8/1/27	2,420,000	2,174,469
3.25% 6/1/31	2,220,000	2,008,054
3.30% 8/1/40	21,588,000	17,667,767
4.95% 7/1/50	2,559,000	2,410,321
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13% 5/15/27	8,659,000	8,751,045
PG&E Corp. 5.25% 7/1/30	2,250,000	2,182,275
μSempra Energy 4.88% 10/15/25	5,160,000	5,185,800
Southern California Edison Co.
3.45% 2/1/52	11,586,000	10,409,370
3.65% 2/1/50	240,000	222,162
4.00% 4/1/47	3,505,000	3,367,712
4.88% 3/1/49	11,850,000	12,590,315
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	18,198,458
Trans-Allegheny Interstate Line Co. 3.85% 6/1/25	1,000	1,007
		225,299,592
Energy-Alternate Sources–0.08%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	6,000,000	5,541,120
		5,541,120
Engineering & Construction–0.23%
Cellnex Finance Co. SA 3.88% 7/7/41	19,675,000	15,982,396
		15,982,396
Entertainment–0.26%
Magallanes, Inc.
3.76% 3/15/27	8,890,000	8,873,818
4.05% 3/15/29	1,410,000	1,416,993
4.28% 3/15/32	1,535,000	1,541,829
5.14% 3/15/52	6,480,000	6,629,653
		18,462,293
Food–0.10%
JBS USA Finance, Inc. 3.00% 2/2/29	7,289,000	6,742,325
		6,742,325

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.25%
Georgia-Pacific LLC 8.00% 1/15/24	16,242,000	$ 17,663,812
		17,663,812
Gas–0.21%
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	14,939,298
		14,939,298
Health Care Products–0.10%
Baxter International, Inc. 3.13% 12/1/51	8,580,000	7,344,940
		7,344,940
Health Care Services–0.16%
HCA, Inc.
3.13% 3/15/27	7,290,000	7,123,006
3.50% 9/1/30	4,250,000	4,105,771
		11,228,777
Insurance–1.23%
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	12,560,000	10,410,272
Arthur J Gallagher & Co. 3.50% 5/20/51	10,367,000	9,215,478
Brighthouse Financial, Inc.
3.85% 12/22/51	3,735,000	3,115,033
4.70% 6/22/47	5,203,000	5,054,016
5.63% 5/15/30	4,095,000	4,488,986
Brown & Brown, Inc. 4.95% 3/17/52	8,840,000	9,438,193
Jackson Financial, Inc.
3.13% 11/23/31	21,825,000	19,870,159
4.00% 11/23/51	9,469,000	8,003,758
μMetLife, Inc. 3.85% 9/15/25	8,690,000	8,570,078
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	8,713,769
		86,879,742
Internet–0.20%
Netflix, Inc. 4.88% 4/15/28	13,560,000	14,221,118
		14,221,118
Iron & Steel–0.22%
Vale Overseas Ltd. 3.75% 7/8/30	15,765,000	15,213,225
		15,213,225
Machinery Diversified–0.14%
Otis Worldwide Corp.
3.11% 2/15/40	6,139,000	5,402,808
3.36% 2/15/50	4,710,000	4,169,788
		9,572,596
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.94%
AMC Networks, Inc. 4.25% 2/15/29	5,000,000	$ 4,665,975
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 2/1/31	4,000,000	3,630,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,880,000	5,531,245
4.40% 12/1/61	22,189,000	19,314,956
4.46% 7/23/22	10,585,000	10,623,807
4.91% 7/23/25	1,815,000	1,882,175
Comcast Corp.
3.20% 7/15/36	4,770,000	4,563,514
3.70% 4/15/24	17,910,000	18,283,199
CSC Holdings LLC 4.63% 12/1/30	4,965,000	4,152,180
Discovery Communications LLC 4.00% 9/15/55	32,440,000	27,988,539
Sirius XM Radio, Inc. 5.00% 8/1/27	3,680,000	3,670,800
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	6,974,114
7.30% 7/1/38	14,595,000	17,719,560
Time Warner Entertainment Co. LP 8.38% 3/15/23	7,690,000	8,096,223
		137,096,287
Mining–0.46%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	7,010,000	6,574,818
Newmont Corp.
2.25% 10/1/30	5,575,000	5,095,161
2.60% 7/15/32	2,605,000	2,396,414
2.80% 10/1/29	19,540,000	18,690,915
		32,757,308
Office Business Equipment–0.35%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,483,553
3.28% 12/1/28	23,485,000	22,120,522
		24,604,075
Oil & Gas–1.22%
BP Capital Markets America, Inc. 2.72% 1/12/32	7,265,000	6,837,108
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,864,625
ConocoPhillips Co. 3.80% 3/15/52	7,500,000	7,631,461
Continental Resources, Inc. 4.38% 1/15/28	21,355,000	21,649,699

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy Corp. 4.75% 5/15/42	2,685,000	$ 2,837,283
Diamondback Energy, Inc. 4.25% 3/15/52	2,530,000	2,500,506
Equinor ASA 1.75% 1/22/26	3,255,000	3,116,772
Lukoil Securities BV 3.88% 5/6/30	11,610,000	6,165,723
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	6,447,923
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	8,712,000	8,343,744
Qatar Energy
2.25% 7/12/31	2,800,000	2,576,392
3.30% 7/12/51	2,000,000	1,835,644
Saudi Arabian Oil Co. 4.25% 4/16/39	3,315,000	3,393,612
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	7,694,000	6,770,720
		85,971,212
Pharmaceuticals–1.87%
AbbVie, Inc.
2.95% 11/21/26	14,660,000	14,522,206
4.05% 11/21/39	21,570,000	22,161,168
Bristol-Myers Squibb Co. 3.70% 3/15/52	3,080,000	3,095,213
Cigna Corp.
•1.13% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,754,332
2.40% 3/15/30	3,625,000	3,349,990
3.20% 3/15/40	3,440,000	3,126,860
CVS Health Corp.
3.75% 4/1/30	4,145,000	4,217,495
4.30% 3/25/28	7,900,000	8,264,023
4.78% 3/25/38	14,703,000	16,067,999
5.05% 3/25/48	3,775,000	4,275,153
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	4,945,000	4,408,992
3.18% 7/9/50	17,455,000	15,269,431
4.40% 11/26/23	10,240,000	10,492,579
Viatris, Inc.
1.65% 6/22/25	1,855,000	1,726,167
2.30% 6/22/27	1,705,000	1,551,794
2.70% 6/22/30	6,075,000	5,343,359
4.00% 6/22/50	10,735,000	9,018,220
		131,644,981
Pipelines–2.21%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	7,625,000	8,113,278
Energy Transfer LP
6.25% 4/15/49	14,545,000	16,690,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
μ6.50% 11/15/26	15,980,000	$ 15,705,146
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	9,546,713
3.30% 2/15/53	19,037,000	16,241,651
MPLX LP
1.75% 3/1/26	3,710,000	3,476,379
4.00% 3/15/28	2,835,000	2,883,856
4.13% 3/1/27	13,170,000	13,467,239
4.70% 4/15/48	3,590,000	3,616,552
5.50% 2/15/49	12,350,000	13,677,990
Oleoducto Central SA 4.00% 7/14/27	7,321,000	6,899,750
ONEOK, Inc. 7.50% 9/1/23	8,950,000	9,409,976
Sabine Pass Liquefaction LLC
5.63% 3/1/25	8,760,000	9,261,935
5.75% 5/15/24	13,266,000	13,884,699
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	13,135,027
		156,010,234
Real Estate Investment Trusts–1.03%
American Homes 4 Rent LP 3.63% 4/15/32	3,105,000	3,027,903
American Tower Corp. 1.88% 10/15/30	17,495,000	14,889,429
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	4,215,000	3,522,475
Crown Castle International Corp.
2.10% 4/1/31	1,048,000	906,296
4.30% 2/15/29	13,740,000	14,113,970
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	29,060,000	27,243,750
Iron Mountain, Inc. 5.25% 7/15/30	9,446,000	9,257,080
		72,960,903
Retail–0.42%
AutoNation, Inc. 3.85% 3/1/32	8,765,000	8,485,012
Lowe's Cos., Inc.
3.00% 10/15/50	18,267,000	15,540,679
4.05% 5/3/47	2,250,000	2,266,451
4.25% 4/1/52	3,360,000	3,475,360
		29,767,502
Semiconductors–1.17%
Broadcom, Inc.
3.14% 11/15/35	2,883,000	2,540,190
3.42% 4/15/33	9,507,000	8,873,089

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
3.47% 4/15/34	18,997,000	$ 17,593,715
Microchip Technology, Inc. 4.33% 6/1/23	7,095,000	7,206,419
Micron Technology, Inc. 2.70% 4/15/32	4,325,000	3,915,466
NXP BV/NXP Funding LLC
4.88% 3/1/24	17,490,000	17,971,570
5.55% 12/1/28	2,145,000	2,351,178
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	4,515,000	3,886,914
3.25% 5/11/41	8,930,000	7,874,672
SK Hynix, Inc.
1.50% 1/19/26	3,637,000	3,364,478
2.38% 1/19/31	7,615,000	6,637,574
		82,215,265
Software–0.38%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	10,609,914
Broadridge Financial Solutions, Inc. 2.60% 5/1/31	13,468,000	12,194,505
Workday, Inc.
3.50% 4/1/27	960,000	959,750
3.70% 4/1/29	1,465,000	1,468,273
3.80% 4/1/32	1,645,000	1,641,870
		26,874,312
Telecommunications–2.58%
AT&T, Inc.
3.10% 2/1/43	9,696,000	8,370,444
3.50% 6/1/41	13,124,000	12,083,529
3.50% 9/15/53	13,495,000	11,841,107
Rogers Communications, Inc.
3.80% 3/15/32	3,435,000	3,408,401
4.55% 3/15/52	4,020,000	3,996,516
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	3,525,000	3,599,010
Telefonica Moviles Chile SA 3.54% 11/18/31	10,000,000	9,300,000
T-Mobile USA, Inc.
2.40% 3/15/29	980,000	897,401
2.55% 2/15/31	7,125,000	6,460,960
3.00% 2/15/41	30,100,000	25,444,076
3.50% 4/15/25	4,490,000	4,519,713
3.75% 4/15/27	8,750,000	8,801,147
Verizon Communications, Inc.
2.36% 3/15/32	8,315,000	7,510,234
3.40% 3/22/41	9,870,000	9,252,304
3.88% 3/1/52	5,390,000	5,415,815
4.50% 8/10/33	30,790,000	33,034,021
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group PLC
4.25% 9/17/50	3,475,000	$ 3,463,449
4.88% 6/19/49	22,435,000	24,413,490
		181,811,617
Transportation–0.30%
Canadian Pacific Railway Co.
2.45% 12/2/31	15,505,000	14,400,218
3.00% 12/2/41	1,215,000	1,092,961
Union Pacific Corp.
2.80% 2/14/32	3,100,000	2,976,388
3.38% 2/14/42	920,000	889,213
3.50% 2/14/53	1,815,000	1,775,909
		21,134,689
Trucking & Leasing–0.06%
DAE Funding LLC 1.55% 8/1/24	4,100,000	3,872,466
		3,872,466
Total Corporate Bonds (Cost $2,770,566,320)		2,589,714,696
LOAN AGREEMENT–0.17%
•Applied Systems, Inc. 6.51% (LIBOR03M + 5.50%) 9/19/25	12,000,000	11,915,640
Total Loan Agreement (Cost $12,000,000)		11,915,640
MUNICIPAL BONDS–0.29%
Curators of the University of Missouri 5.79% 11/1/41	4,070,000	5,316,803
Los Angeles Department of Water & Power System Revenue 6.57% 7/1/45	6,965,000	9,787,709
Metropolitan Transportation Authority 6.81% 11/15/40	1,725,000	2,212,973
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,506,833
State of Oregon 5.89% 6/1/27	1,485,000	1,647,750
Total Municipal Bonds (Cost $15,777,714)		20,472,068
NON-AGENCY ASSET-BACKED SECURITIES–3.22%
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,796,034
•Apex Credit CLO Ltd. Series 2018-1A A2 1.29% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,903,022
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A Class A 3.07% 9/20/23	2,550,000	2,557,642

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2019-2A A 3.35% 9/22/25	5,870,000	$ 5,888,848
•Black Diamond CLO Ltd. Series 2017-2A A2 1.55% (LIBOR03M + 1.30%) 1/20/32	3,000,000	2,991,780
•Catamaran CLO Ltd. Series 2014-1A A1BR 1.65% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,949,880
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.84% 11/25/36	1,925,226	1,889,620
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	7,892,582
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	23,817,597
Domino's Pizza Master Issuer LLC Series 2021-1A 2.66% 4/25/51	43,670,000	40,487,199
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,331,002
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	5,009,988
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,166,324
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,653,750	2,666,907
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 1.45% (LIBOR03M + 1.20%) 10/20/34	4,000,000	3,949,308
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	5,245,386	5,095,420
KKR CLO 41 Ltd. Series 2022-41A 2.02% 4/15/35	5,600,000	5,586,767
•Marathon CLO XIII Ltd. Series 2019-1A AANR 1.56% (LIBOR03M + 1.32%) 4/15/32	3,250,000	3,234,075
•Midocean Credit CLO IX Series 2018-9A A1 1.40% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,966,498
•MKS CLO Ltd. Series 2017-2A A 1.44% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,276,747
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Oaktree CLO Ltd. Series 2019-2A A1AR 1.36% (LIBOR03M + 1.12%) 4/15/31	5,582,715	$ 5,548,727
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 1.40% (LIBOR03M + 1.15%) 7/20/34	11,000,000	10,881,695
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	8,733,693
=Regatta XIX Funding Ltd. Series 2022-1A 2.40% 4/20/35	3,000,000	2,983,812
•Signal Peak CLO 5 Ltd. Series 2018-5A A 1.37% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,981,436
•Steele Creek CLO Ltd. Series 2017-1A A 1.49% (LIBOR03M + 1.25%) 10/15/30	5,500,000	5,473,507
•TICP CLO IX Ltd. Series 2017-9A A 1.39% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,532,589
•Towd Point Mortgage Trust
Series 2016-2 A1 3.00% 8/25/55	67,007	66,997
Series 2017-1 A1 2.75% 10/25/56	373,582	373,577
Series 2017-2 A1 2.75% 4/25/57	194,004	194,113
Series 2018-1 A1 3.00% 1/25/58	1,188,923	1,184,588
•Venture 34 CLO Ltd. Series 2018-34A A 1.47% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,452,038
•Venture 42 CLO Ltd. Series 2021-42A A1A 1.37% (LIBOR03M + 1.13%) 4/15/34	15,000,000	14,805,615
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	2,250,000	2,210,165
•Zais CLO 17 Ltd. Series 2021-17A A1A 1.49% (LIBOR03M + 1.33%) 10/20/33	2,000,000	1,990,206
Total Non-Agency Asset-Backed Securities (Cost $235,811,088)		226,869,998
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.66%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.70% 1/25/45	1,305,431	1,291,860
Series 2015-1 B2 3.70% 1/25/45	737,650	729,676

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Connecticut Avenue Securities Trust
Series 2018-R07 1M2 2.86% (LIBOR01M + 2.40%) 4/25/31	630,002	$ 629,939
Series 2019-R01 2M2 2.91% (LIBOR01M + 2.45%) 7/25/31	570,700	572,114
Series 2019-R02 1M2 2.76% (LIBOR01M + 2.30%) 8/25/31	551,370	551,549
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	11,836,087	10,922,952
Series 2021-PJ8 A2 2.50% 1/25/52	16,826,919	15,528,749
Series 2021-PJ9 A2 2.50% 2/26/52	18,716,859	17,296,280
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	624,906	603,919
Series 2014-2 B2 3.42% 6/25/29	232,821	225,002
Series 2015-4 B1 3.57% 6/25/45	1,909,812	1,896,838
Series 2015-4 B2 3.57% 6/25/45	1,367,715	1,353,160
Series 2016-4 B1 3.81% 10/25/46	1,234,861	1,222,863
Series 2016-4 B2 3.81% 10/25/46	2,259,356	2,233,763
Series 2017-1 B3 3.46% 1/25/47	4,394,333	4,242,161
Series 2017-2 A3 3.50% 5/25/47	388,562	384,142
Series 2020-2 A3 3.50% 7/25/50	610,196	609,748
Series 2020-7 A3 3.00% 1/25/51	2,444,441	2,375,540
Series 2021-1 A3 2.50% 6/25/51	3,878,758	3,579,518
Series 2021-10 A3 2.50% 12/25/51	7,933,682	7,357,313
Series 2021-11 A3 2.50% 1/25/52	13,822,579	12,773,467
Series 2021-12 A3 2.50% 2/25/52	18,044,956	16,697,928
Series 2021-13 A3 2.50% 4/25/52	18,353,157	16,960,181
•JP Morgan Trust
Series 2015-1 Class B2 2.10% 12/25/44	2,812,414	2,776,492
Series 2015-5 Class B2 2.27% 5/25/45	2,435,286	2,418,225
Series 2015-6 B3 3.53% 10/25/45	2,171,942	2,139,104
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Trust (continued)
Series 2015-6 Class B1 3.53% 10/25/45	1,424,151	$ 1,416,225
Series 2015-6 Class B2 3.53% 10/25/45	1,206,656	1,196,080
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	5,459,264	5,109,743
Series 2021-1 A2 2.50% 3/25/51	3,853,066	3,553,400
Series 2021-4 A3 2.50% 7/25/51	3,867,253	3,564,067
Series 2021-5 A3 2.50% 8/25/51	12,304,777	11,340,102
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	949,312	943,476
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	4,075,535	3,758,567
Series 2021-4 A1 2.50% 9/25/51	18,281,997	16,860,144
Series 2021-6 A1 2.50% 12/25/51	8,136,945	7,504,107
•Sequoia Mortgage Trust
Series 2013-4 B2 3.45% 4/25/43	554,727	550,248
Series 2015-1 B2 3.92% 1/25/45	901,661	891,288
Series 2019-CH1 A1 4.50% 3/25/49	24,201	24,156
Series 2020-4 A2 2.50% 11/25/50	3,233,914	3,026,868
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	844,390	828,665
Total Non-Agency Collateralized Mortgage Obligations (Cost $203,346,854)		187,939,619
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.89%
•Bank Series 2022-BNK40 Class B 3.51% 3/15/64	8,850,000	8,565,924
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,066,124
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	17,470,351
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	6,018,201
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	12,130,902
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	38,060,148

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	$ 29,957,595
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,239,707
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	19,930,870
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	20,013,720
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	11,959,186
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	21,885,086
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	6,255,136
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	13,316,362
•Series 2022-B32 Class B 3.20% 1/15/55	9,000,000	8,660,975
Series 2022-B32 Class C 3.45% 1/15/55	11,000,000	10,563,330
Series 2022-B33 Class B 3.74% 3/15/55	4,450,000	4,429,624
Series 2022-B33 Class C 3.74% 3/15/55	4,450,000	4,283,948
BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	3,555,000	3,516,894
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	16,555,744
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,764,334
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	12,700,725
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,404,267
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,697,505
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	15,485,541
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	7,181,166
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	5,012,630
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,043,953
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,849,383
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	19,070,436
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	$ 11,722,330
Series 2020-555 A 2.65% 12/10/41	5,300,000	4,976,490
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	6,875,000	6,858,483
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,254,381
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	3,965,028
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	11,053,411
Series 2015-3BP A 3.18% 2/10/35	22,346,000	22,204,228
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,332,274
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,217,839
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,586,597
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	10,149,660
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,942,047
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	7,800,000	7,066,690
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,152,145
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	14,903,692
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,888,526
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,215,412
Series 2019-GC42 A4 3.00% 9/1/52	20,000,000	19,493,008
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	13,199,047
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,438,460
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,747,067
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,376,594
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	12,802,850	12,797,959
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	18,207,664

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	$ 11,730,336
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,094,140
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,238,606
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,559,967
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	18,155,217
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,732,621
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,876,498
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	6,225,469
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,266,719
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,749,190
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,195,846
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,645,066
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	5,747,707
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	27,905,314
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,960,230
WFRBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,497,932
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $747,128,167)		697,419,657
ΔREGIONAL BOND–0.85%
Canada—0.85%
Province of Alberta Canada 1.88% 11/13/24	61,220,000	60,103,410
		60,103,410
Total Regional Bond (Cost $61,136,140)		60,103,410
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.42%
Bermuda—0.05%
Bermuda Government International Bond 2.38% 8/20/30		4,000,000	$ 3,660,000
			3,660,000
Kazakhstan—0.07%
Kazakhstan Government International Bond 4.88% 10/14/44		4,957,000	4,876,498
			4,876,498
Spain—0.30%
Spain Government Bond 0.01% 1/31/27	EUR	19,845,000	21,070,907
			21,070,907
Total Sovereign Bonds (Cost $32,843,519)			29,607,405
SUPRANATIONAL BANKS–0.55%
Banque Ouest Africaine de Developpement
4.70% 10/22/31		7,075,000	6,978,073
5.00% 7/27/27		2,903,000	2,922,798
Central American Bank for Economic Integration 2.00% 5/6/25		30,000,000	29,107,050
Total Supranational Banks (Cost $39,938,874)			39,007,921
U.S. TREASURY OBLIGATIONS–20.07%
U.S. Treasury Bonds
1.75% 8/15/41		41,000,000	35,535,469
1.88% 11/15/51		79,570,000	69,797,809
2.00% 11/15/41		10,135,000	9,170,592
2.25% 8/15/46		117,780,000	110,161,106
4.38% 2/15/38		25,550,000	32,321,748
U.S. Treasury Notes
1.38% 11/15/31		168,560,000	154,653,800
1.50% 2/15/25		217,965,000	211,851,762
1.50% 1/31/27		385,180,000	368,087,638
1.88% 2/28/27		6,220,000	6,053,323
1.88% 2/28/29		199,630,000	192,705,334
2.25% 3/31/24		141,995,000	141,800,866
2.50% 3/31/27		28,980,000	29,043,394
^U.S. Treasury Strip Principal 0.00% 5/15/44		97,675,000	54,417,405
Total U.S. Treasury Obligations (Cost $1,488,149,146)			1,415,600,246

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	53,360,305	$ 53,360,305
Total Money Market Fund (Cost $53,360,305)		53,360,305

	Principal Amount°
SHORT-TERM INVESTMENTS—2.06%
Discounted Commercial Paper–2.06%
≠Barclays Bank UK
0.40% 4/19/22	10,000,000	9,998,050
≠Caterpillar Financial Services Corp.
0.36% 4/7/22	7,750,000	7,749,548
≠DNB Bank ASA
0.18% 4/1/22	5,900,000	5,900,000
0.19% 4/12/22	4,500,000	4,499,739
0.23% 5/26/22	1,850,000	1,849,350
≠DZ Bank AG
0.21% 4/1/22	2,000,000	2,000,000
0.22% 4/22/22	10,000,000	9,998,717
0.30% 4/1/22	4,645,000	4,645,000
≠Goldman Sachs International
0.94% 6/29/22	10,000,000	9,976,250
≠National Bank of Canada
0.15% 4/19/22	9,000,000	8,999,325
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠National Rural Utilities Cooperative Finance Corp.
0.45% 4/11/22	5,000,000	$ 4,999,389
≠NatWest Markets PLC
0.66% 5/3/22	4,500,000	4,497,400
0.71% 4/26/22	3,500,000	3,498,299
≠Northwest Natural Gas Co.
0.61% 4/1/22	6,000,000	6,000,000
≠Skandinaviska Enskilda Banken AB
0.20% 4/27/22	7,975,000	7,973,848
≠Societe Generale S.A.
0.44% 5/31/22	3,150,000	3,145,954
0.81% 5/19/22	5,500,000	5,494,133
≠Stanley Black & Decker, Inc.
0.30% 4/6/22	5,000,000	4,999,792
0.34% 4/1/22	3,000,000	3,000,000
0.38% 5/2/22	21,800,000	21,793,054
0.61% 5/23/22	4,500,000	4,496,100
≠Swedbank AB
0.23% 4/1/22	7,000,000	7,000,000
≠Toronto-Dominion Bank
0.18% 4/7/22	3,050,000	3,049,908
Total Short-Term Investments (Cost $145,566,650)		145,563,856

TOTAL INVESTMENTS–101.68% (Cost $7,575,640,856)	7,171,649,344

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.68%)	(118,754,943)
NET ASSETS APPLICABLE TO 550,645,730 SHARES OUTSTANDING–100.00%	$7,052,894,401

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(138,000,000)	USD	156,435,420	5/20/22	$3,499,224	$—
JPMC	EUR	33,200,000	USD	(37,057,111)	5/20/22	—	(263,765)
JPMC	EUR	86,600,000	USD	(94,781,289)	5/20/22	1,191,715	—
Total Foreign Currency Exchange Contracts						$4,690,939	$(263,765)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(1,989)	U.S. Treasury 10 yr Notes	$(244,398,375)	$(251,417,497)	6/21/22	$7,019,122	$—
(620)	U.S. Treasury 10 yr Ultra Notes	(83,990,625)	(86,730,774)	6/21/22	2,740,149	—
481	U.S. Treasury 2 yr Notes	101,934,422	103,202,243	6/30/22	—	(1,267,821)
680	U.S. Treasury 3 yr Notes	148,367,500	151,205,610	6/30/22	—	(2,838,110)
885	U.S. Treasury Long Bonds	132,805,313	136,837,300	6/21/22	—	(4,031,987)
(445)	U.S. Treasury Ultra Bonds	(78,820,625)	(81,534,463)	6/21/22	2,713,838	—
Total Futures Contracts					$12,473,109	$(8,137,918)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$159,340,157	$—	$159,340,157
Agency Commercial Mortgage-Backed Security	—	3,012,433	—	3,012,433
Agency Mortgage-Backed Securities	—	1,531,721,933	—	1,531,721,933
Corporate Bonds	—	2,589,714,696	—	2,589,714,696
Loan Agreement	—	11,915,640	—	11,915,640
Municipal Bonds	—	20,472,068	—	20,472,068
Non-Agency Asset-Backed Securities	—	223,886,186	2,983,812	226,869,998
Non-Agency Collateralized Mortgage Obligations	—	187,939,619	—	187,939,619
Non-Agency Commercial Mortgage-Backed Securities	—	697,419,657	—	697,419,657
Regional Bond	—	60,103,410	—	60,103,410
Sovereign Bonds	—	29,607,405	—	29,607,405
Supranational Banks	—	39,007,921	—	39,007,921
U.S. Treasury Obligations	—	1,415,600,246	—	1,415,600,246
Money Market Fund	53,360,305	—	—	53,360,305
Short-Term Investments	—	145,563,856	—	145,563,856
Total Investments	$53,360,305	$7,115,305,227	$2,983,812	$7,171,649,344
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,690,939	$—	$4,690,939
Futures Contracts	$12,473,109	$—	$—	$12,473,109
Liabilities:
Foreign Currency Exchange Contracts	$—	$(263,765)	$—	$(263,765)
Futures Contracts	$(8,137,918)	$—	$—	$(8,137,918)
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP Delaware Bond Fund–16